Quarterly Holdings Report
for
Fidelity® Small Cap Stock K6 Fund
July 31, 2022
SLCXK6-NPRT1-0922
1.9883972.105
Common Stocks - 96.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Media - 2.4%
Nexstar Broadcasting Group, Inc. Class A	3,140	591,482
TechTarget, Inc. (a)	5,232	341,074
Thryv Holdings, Inc. (a)	20,064	488,358
		1,420,914
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 1.0%
Fox Factory Holding Corp. (a)	5,882	556,790
Diversified Consumer Services - 1.8%
Grand Canyon Education, Inc. (a)	11,100	1,066,377
Hotels, Restaurants & Leisure - 2.7%
Churchill Downs, Inc.	3,400	713,320
F45 Training Holdings, Inc.	71,305	140,471
Planet Fitness, Inc. (a)	9,200	725,052
		1,578,843
Household Durables - 3.3%
Cavco Industries, Inc. (a)	2,669	688,042
LGI Homes, Inc. (a)	9,600	1,082,880
Traeger, Inc. (a)(b)	41,255	126,653
		1,897,575
Specialty Retail - 0.8%
Murphy U.S.A., Inc.	1,596	453,839
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	3,681	263,707
TOTAL CONSUMER DISCRETIONARY		5,817,131
CONSUMER STAPLES - 5.2%
Beverages - 1.9%
Boston Beer Co., Inc. Class A (a)	2,979	1,133,301
Food & Staples Retailing - 3.3%
BJ's Wholesale Club Holdings, Inc. (a)	14,535	984,020
Performance Food Group Co. (a)	18,584	923,811
		1,907,831
TOTAL CONSUMER STAPLES		3,041,132
ENERGY - 7.5%
Energy Equipment & Services - 0.9%
Liberty Oilfield Services, Inc. Class A (a)	39,035	554,297
Oil, Gas & Consumable Fuels - 6.6%
Antero Resources Corp. (a)	42,112	1,669,318
Brigham Minerals, Inc. Class A	12,957	344,008
Enviva, Inc.	4,497	313,126
Magnolia Oil & Gas Corp. Class A	23,511	567,320
Northern Oil & Gas, Inc.	15,036	433,488
PDC Energy, Inc.	7,434	488,339
		3,815,599
TOTAL ENERGY		4,369,896
FINANCIALS - 16.0%
Banks - 3.1%
Independent Bank Group, Inc.	9,572	676,932
Metropolitan Bank Holding Corp. (a)	6,293	436,608
PacWest Bancorp	23,900	669,917
		1,783,457
Capital Markets - 5.5%
Bridge Investment Group Holdings, Inc.	27,159	462,518
LPL Financial	2,884	605,409
P10, Inc.	48,426	572,880
StoneX Group, Inc. (a)(b)	17,915	1,560,934
		3,201,741
Consumer Finance - 2.4%
Encore Capital Group, Inc. (a)	14,420	1,044,441
Nelnet, Inc. Class A	3,515	334,241
		1,378,682
Insurance - 2.2%
Primerica, Inc.	1,301	167,426
Selective Insurance Group, Inc.	11,132	866,738
Tiptree, Inc.	21,373	237,454
		1,271,618
Thrifts & Mortgage Finance - 2.8%
Enact Holdings, Inc.	24,057	554,273
Walker & Dunlop, Inc.	9,407	1,059,604
		1,613,877
TOTAL FINANCIALS		9,249,375
HEALTH CARE - 17.8%
Biotechnology - 2.4%
ALX Oncology Holdings, Inc. (a)(b)	13,900	134,552
Avid Bioservices, Inc. (a)	7,307	143,583
Blueprint Medicines Corp. (a)	3,417	174,472
Cytokinetics, Inc. (a)	1,551	65,654
Day One Biopharmaceuticals, Inc. (a)	6,700	114,771
Exelixis, Inc. (a)	4,943	103,408
Instil Bio, Inc. (a)(b)	24,122	136,048
Keros Therapeutics, Inc. (a)	3,300	105,864
Mirati Therapeutics, Inc. (a)	2,152	138,589
Xenon Pharmaceuticals, Inc. (a)	4,000	132,600
Zentalis Pharmaceuticals, Inc. (a)	4,500	131,400
		1,380,941
Health Care Equipment & Supplies - 3.9%
Figs, Inc. Class A (a)	42,982	454,320
Heska Corp. (a)	3,121	285,540
Integer Holdings Corp. (a)	3,681	257,265
Semler Scientific, Inc. (a)	8,305	257,704
TransMedics Group, Inc. (a)	17,442	704,308
UFP Technologies, Inc. (a)	3,623	291,724
		2,250,861
Health Care Providers & Services - 4.7%
Acadia Healthcare Co., Inc. (a)	6,518	540,407
Chemed Corp.	1,655	796,204
Guardant Health, Inc. (a)	1,600	80,272
Owens & Minor, Inc.	29,529	1,045,622
R1 Rcm, Inc. (a)	11,368	284,200
		2,746,705
Health Care Technology - 2.5%
Evolent Health, Inc. (a)	36,638	1,245,326
Phreesia, Inc. (a)	8,124	190,833
		1,436,159
Life Sciences Tools & Services - 3.5%
Maravai LifeSciences Holdings, Inc. (a)	8,215	214,329
Medpace Holdings, Inc. (a)	3,834	649,978
Nanostring Technologies, Inc. (a)	6,004	76,851
Pacific Biosciences of California, Inc. (a)(b)	15,312	66,913
Syneos Health, Inc. (a)	13,300	1,052,562
		2,060,633
Pharmaceuticals - 0.8%
Arvinas Holding Co. LLC (a)	3,745	198,897
Edgewise Therapeutics, Inc. (a)	14,400	139,248
NGM Biopharmaceuticals, Inc. (a)	8,400	121,632
		459,777
TOTAL HEALTH CARE		10,335,076
INDUSTRIALS - 15.0%
Aerospace & Defense - 0.7%
Cadre Holdings, Inc.	8,141	192,535
V2X, Inc. (a)	6,774	225,168
		417,703
Building Products - 4.3%
Builders FirstSource, Inc. (a)	17,185	1,168,580
CSW Industrials, Inc.	5,857	699,736
Hayward Holdings, Inc. (a)(b)	52,314	610,504
		2,478,820
Construction & Engineering - 1.9%
IES Holdings, Inc. (a)	5,082	167,706
NV5 Global, Inc. (a)	1,758	238,385
Willscot Mobile Mini Holdings (a)	17,912	691,582
		1,097,673
Electrical Equipment - 1.7%
Atkore, Inc. (a)	4,614	458,032
Vertiv Holdings Co.	47,700	544,734
		1,002,766
Professional Services - 4.8%
CACI International, Inc. Class A (a)	3,431	1,037,157
Kforce, Inc.	15,159	998,220
TriNet Group, Inc. (a)	9,104	751,080
		2,786,457
Trading Companies & Distributors - 1.6%
Beacon Roofing Supply, Inc. (a)	9,000	540,180
Custom Truck One Source, Inc. Class A (a)	56,301	348,503
		888,683
TOTAL INDUSTRIALS		8,672,102
INFORMATION TECHNOLOGY - 12.5%
Electronic Equipment & Components - 2.6%
Insight Enterprises, Inc. (a)	12,177	1,137,454
Mirion Technologies, Inc. Class A (a)(b)	55,643	378,372
		1,515,826
IT Services - 5.0%
Concentrix Corp.	9,228	1,234,337
Cyxtera Technologies, Inc. Class A (a)	40,621	495,170
ExlService Holdings, Inc. (a)	6,739	1,134,645
		2,864,152
Semiconductors & Semiconductor Equipment - 0.6%
SiTime Corp. (a)	1,930	358,941
Software - 3.3%
Avalara, Inc. (a)	5,100	445,842
ChannelAdvisor Corp. (a)	31,728	467,671
Elastic NV (a)	5,739	458,489
Five9, Inc. (a)	4,595	496,811
Sikri Holding A/S (a)	29,630	49,051
		1,917,864
Technology Hardware, Storage & Peripherals - 1.0%
Avid Technology, Inc. (a)	20,280	569,057
TOTAL INFORMATION TECHNOLOGY		7,225,840
MATERIALS - 3.5%
Chemicals - 2.4%
Hawkins, Inc.	6,814	270,857
Intrepid Potash, Inc. (a)	5,997	273,463
Valvoline, Inc.	26,811	863,850
		1,408,170
Metals & Mining - 1.1%
Commercial Metals Co.	9,680	383,522
Gatos Silver, Inc. (a)	57,300	213,156
		596,678
TOTAL MATERIALS		2,004,848
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Sunstone Hotel Investors, Inc.	37,000	419,210
Terreno Realty Corp.	13,400	839,510
		1,258,720
Real Estate Management & Development - 2.8%
Cushman & Wakefield PLC (a)	37,685	633,108
Jones Lang LaSalle, Inc. (a)	5,170	985,764
		1,618,872
TOTAL REAL ESTATE		2,877,592
UTILITIES - 1.5%
Independent Power and Renewable Electricity Producers - 1.5%
NextEra Energy Partners LP	10,426	862,647
TOTAL COMMON STOCKS (Cost $50,874,471)		55,876,553

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (c)	672,725	672,860
Fidelity Securities Lending Cash Central Fund 2.01% (c)(d)	2,413,098	2,413,339
TOTAL MONEY MARKET FUNDS (Cost $3,086,199)		3,086,199

Equity Funds - 2.2%
	Shares	Value ($)
Small Blend Funds - 2.2%
iShares Russell 2000 Index ETF (b) (Cost $1,387,687)	6,900	1,292,025

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $55,348,357)	60,254,777
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(2,285,017)
NET ASSETS - 100.0%	57,969,760

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	1,365,902	3,101,269	3,794,311	2,728	-	-	672,860	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	4,816,739	14,004,246	16,407,646	2,749	-	-	2,413,339	0.0%
Total	6,182,641	17,105,515	20,201,957	5,477	-	-	3,086,199

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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